Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, including those acquired by capital lease, consisted of the following:

(in millions)	December 31, 2015	December 31, 2014
Computer equipment and furniture	$187.3	$153.1
Building and building improvements	91.4	89.0
Purchased software	75.4	59.5
Land	3.2	3.2
Total cost of property, plant and equipment	357.3	304.8
Less: accumulated depreciation	(174.3)	(123.4)
Total property, plant and equipment, net of accumulated depreciation	$183.0	$181.4

Depreciation expense, including depreciation of assets recorded under capital leases, for the years ended December 31, 2015, 2014 and 2013 was $60.3 million, $56.7 million and $44.0 million, respectively.